Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 93.0%
Aerospace & Defense - 2.9%
BWX Technologies, Inc.	6,400	$ 1,079,680
Karman Holdings, Inc. (A)	28,935	1,393,220
		2,472,900
Banks - 4.4%
Bank OZK	17,560	900,828
Texas Capital Bancshares, Inc.	8,155	806,122
Triumph Financial, Inc. (A)	26,202	1,989,518
		3,696,468
Beverages - 1.1%
Celsius Holdings, Inc. (A)	32,140	938,809
Biotechnology - 3.8%
ADMA Biologics, Inc. (A)	117,595	994,854
Halozyme Therapeutics, Inc. (A)	9,985	824,162
Krystal Biotech, Inc. (A)	1,815	619,133
Madrigal Pharmaceuticals, Inc. (A)	850	397,222
Protagonist Therapeutics, Inc. (A)	2,985	407,870
		3,243,241
Building Products - 5.1%
AAON, Inc.	16,640	1,481,958
Modine Manufacturing Co. (A)	4,641	933,120
Simpson Manufacturing Co., Inc.	10,010	1,879,277
		4,294,355
Capital Markets - 0.9%
Lazard, Inc.	18,780	795,896
Commercial Services & Supplies - 3.5%
Casella Waste Systems, Inc., Class A (A)	22,070	1,979,900
OPENLANE, Inc. (A)	24,280	965,373
		2,945,273
Communications Equipment - 0.3%
Viavi Solutions, Inc. (A)	7,775	287,286
Construction & Engineering - 5.7%
Argan, Inc.	2,599	1,482,548
Sterling Infrastructure, Inc. (A)	3,255	1,942,486
WillScot Holdings Corp.	57,575	1,397,921
		4,822,955
Electrical Equipment - 1.5%
American Superconductor Corp. (A)	20,415	599,589
Generac Holdings, Inc. (A)	3,385	667,217
		1,266,806
Energy Equipment & Services - 6.0%
Oceaneering International, Inc. (A)	51,465	2,510,463
Solaris Energy Infrastructure, Inc.	25,550	1,313,525
WaterBridge Infrastructure LLC, Class A	37,775	1,292,661
		5,116,649
Financial Services - 2.7%
Chime Financial, Inc., Class A (A)	100,015	2,299,345
Ground Transportation - 2.2%
Saia, Inc. (A)	5,365	1,865,035
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.2%
LeMaitre Vascular, Inc.	10,505	$ 1,064,367
Merit Medical Systems, Inc. (A)	9,005	765,515
		1,829,882
Health Care Providers & Services - 2.6%
HealthEquity, Inc. (A)	22,045	2,217,947
Hotels, Restaurants & Leisure - 4.9%
Aramark	23,020	1,311,450
Life Time Group Holdings, Inc. (A)	27,560	1,242,956
Texas Roadhouse, Inc.	7,705	1,582,915
		4,137,321
Household Durables - 4.4%
Champion Homes, Inc. (A)	12,860	1,023,785
SharkNinja, Inc. (A)	16,616	2,687,970
		3,711,755
Independent Power & Renewable Electricity Producers - 2.5%
Fervo Energy Co., Class A (A)	22,720	512,109
Ormat Technologies, Inc.	16,045	1,565,671
		2,077,780
Life Sciences Tools & Services - 5.9%
Charles River Laboratories International, Inc. (A)	4,570	1,062,571
Medpace Holdings, Inc. (A)	1,855	1,070,539
Mesa Laboratories, Inc.	9,614	969,187
Stevanato Group SpA	94,949	1,884,738
		4,987,035
Machinery - 1.8%
Federal Signal Corp.	12,385	1,547,506
Oil, Gas & Consumable Fuels - 3.7%
Excelerate Energy, Inc., Class A	50,273	1,974,221
Permian Resources Corp.	56,360	1,201,031
		3,175,252
Pharmaceuticals - 5.9%
ANI Pharmaceuticals, Inc. (A)	16,760	1,328,063
Ligand Pharmaceuticals, Inc. (A)	12,628	3,631,055
		4,959,118
Professional Services - 7.0%
Paylocity Holding Corp. (A)	11,825	1,630,608
Planet Labs PBC (A)	28,670	587,162
UL Solutions, Inc., Class A	28,875	2,646,105
Willdan Group, Inc. (A)	15,030	1,030,006
		5,893,881
Semiconductors & Semiconductor Equipment - 4.9%
MACOM Technology Solutions Holdings, Inc. (A)	4,715	1,185,539
PDF Solutions, Inc. (A)	46,710	2,152,864
Rambus, Inc. (A)	9,200	837,476
		4,175,879
Software - 4.1%
Appfolio, Inc., Class A (A)	3,915	705,444
Transamerica Funds

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
nCino, Inc. (A)	68,040	$ 1,256,018
Terawulf, Inc. (A)	37,970	670,550
Workiva, Inc. (A)	14,105	843,479
		3,475,491
Specialty Retail - 3.0%
Boot Barn Holdings, Inc. (A)	4,850	722,601
Warby Parker, Inc., Class A (A)	67,165	1,792,634
		2,515,235
Total Common Stocks (Cost $64,840,853)		78,749,100
Total Investments (Cost $64,840,853)		78,749,100
Net Other Assets (Liabilities) - 7.0%		5,922,390
Net Assets - 100.0%		$ 84,671,490
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$78,749,100	$—	$—	$78,749,100
Total Investments	$78,749,100	$—	$—	$78,749,100
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica Small Cap Growth

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Small Cap Growth (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Funds